Consolidated Statement of Financial Position - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Cash and deposits in banks	$ 4,344,460,177	$ 3,539,501,670
Cash	543,467,076	547,320,305
Central Bank of Argentina	3,045,224,283	2,465,076,050
Other local and foreign entities	755,670,253	455,026,129
Other	98,565	72,079,186
Debt securities at fair value through profit or loss	991,076,505	1,108,947,379
Derivative financial instruments	7,946,097	25,367,561
Repo transactions	181,151,259
Other financial assets	716,507,880	721,075,644
Loans and other financing	10,708,315,023	7,632,012,907
Non-financial public sector	228,426,524	91,976,125
Other financial entities	117,642,574	83,049,911
Non-financial private sector and foreign residents	10,362,245,925	7,456,986,871
Other debt securities	4,415,827,943	4,112,041,758
Financial assets delivered as guarantee	347,199,993	325,051,250
Current income tax assets	1,925,692	110,903,357
Equity instruments at fair value through profit or loss	30,235,591	11,472,381
Investments in associates and joint ventures	6,167,545	6,053,636
Property, plant and equipment	1,043,087,188	1,036,989,693
Intangible assets	182,853,977	194,002,732
Deferred income tax assets	23,098,217	2,962,378
Other non-financial assets	147,380,528	138,471,625
Non-current assets held for sale	94,116,084	99,751,258
TOTAL ASSETS	23,239,424,007	19,064,605,229
LIABILITIES
Deposits	13,690,637,774	11,079,965,200
Non-financial public sector	638,862,157	846,779,800
Financial Sector	18,619,134	15,815,880
Non-financial private sector and foreign residents	13,033,156,483	10,217,369,520
Liabilities at fair value through profit or loss	14,716,259	9,449,740
Derivative financial instruments	498,729	1,738,552
Repo transactions		24,937,296
Other financial liabilities	1,788,639,060	1,357,419,552
Financing received from the BCRA and other financial institutions	153,243,154	57,187,788
Issued corporate bonds	757,584,577	19,455,743
Current income tax liabilities	304,656,436	24,971,864
Subordinated corporate bonds	588,032,164	549,446,878
Provisions	71,760,117	22,511,020
Deferred income tax liabilities	1,176,539	105,429,920
Other non-financial liabilities	633,932,844	483,429,463
TOTAL LIABILITIES	18,004,877,653	13,735,943,016
SHAREHOLDERS' EQUITY
Capital stock	639,413	639,413
Non-capitalized contributions	12,429,781	12,429,781
Capital adjustments	1,649,395,543	1,649,395,543
Earnings reserved	4,378,509,260	4,362,948,174
Unappropriated retained earnings	(1,098,470,965)	(1,114,398,391)
Accumulated other comprehensive income	(477,733)	(12,689,908)
Net income for the fiscal year	289,494,680	428,193,992
Net shareholders' equity attributable to controlling interests	5,231,519,979	5,326,518,604
Net shareholders' equity attributable to non-controlling interests	3,026,375	2,143,609
TOTAL SHAREHOLDERS' EQUITY	5,234,546,354	5,328,662,213
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	$ 23,239,424,007	$ 19,064,605,229